Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share of Ordinary Shares (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Class A [Member]
Accounting Policies [Line Items]
Diluted net income per ordinary share	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21	$ 0.26	$ 0.15	$ 0.15
Class A non-redeemable and Class B [Member]
Accounting Policies [Line Items]
Diluted net income per ordinary share	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21